Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transactions between related parties [line items]
Loans	$ 791
Deposits	117	$ 124
Fees paid for services received	59	63
Guarantees and commitments	$ 73	$ 57